Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Profit (loss)	€ 227.1	€ 192.7	€ 249.8
Profit (loss), attributable to owners of parent	227.1	192.7	249.8
adjustments for share based payments including employer tax	10.4	26.1	8.6
Taxation	50.8	60.9	71.2
Net financing costs	109.1	86.8	54.4
Depreciation and amortization	96.9	95.0	88.6
Exceptional items	69.5	72.5	48.7
Other add-backs			11.7
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	69.5	72.5	48.7
Other add-backs	11.7	27.1
Adjusted EBITDA	€ 565.1	€ 535.0	€ 524.4